Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 68,282	$ 88,277
Prepaid expenses	154,362	1,372
Total current assets	222,644	89,649
Deferred offering costs		368,802
Marketable Securities held in Trust Account	121,479,815
Total Assets	121,702,459	458,451
Current liabilities:
Accounts payable	354,495
Accrued expenses	59,270
Accrued offering costs	70,000	142,138
Income tax payable	757,011
Total current liabilities	1,250,776	442,138
Deferred underwriting fee payable	3,450,000
Forward Purchase Agreement	8,890,000
Total Liabilities	13,590,776	442,138
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value, 11,500,000 and 0 shares at redemption value of $10.49 and $0 per share as of September 30, 2023 and December 31, 2022, respectively	120,622,804
Shareholders’ Equity:
Preference shares, value
Additional paid-in capital		24,712
Subscription receivable		(206)
Accumulated deficit	(12,511,682)	(8,687)
Total Shareholders’ Equity (Deficit)	(12,511,121)	16,313
Total Liabilities and Shareholders’ Equity (Deficit)	121,702,459	458,451
Class A Ordinary Shares
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value, 11,500,000 and 0 shares at redemption value of $10.49 and $0 per share as of September 30, 2023 and December 31, 2022, respectively	120,622,804
Shareholders’ Equity:
Ordinary shares value	67
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	494	494	[1]
Related Party
Current liabilities:
Accrued expenses – related party	10,000
Promissory note – related party		$ 300,000

[1]	Includes up to 643,777 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). The underwriters exercised their over-allotment option in full on February 14, 2023; thus, no ordinary shares remain subject to forfeiture as of February 14, 2023 (see Note 6).